Business Combinations - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Dec. 01, 2023	Apr. 30, 2019	Mar. 31, 2024	Mar. 31, 2023	Jan. 17, 2024	Sep. 28, 2022	Apr. 05, 2022
Quest 2 Travel.com India Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired		51.00%		32.66%
Remaining percentage of voting equity interests acquired			16.34%	16.33%
Cash consideration			$ 7,427	$ 5,035
Additional cash consideration			2,409
Percentage of share requested to acquire		49.00%
Estimation additional cash consideration		$ 14,550
Number of tranches		three equal tranches
Earn-out period		3 years
Increase (decrease) in non-controlling interest in acquiree			(1,762)	(1,304)
Decrease in accumulated deficit			1,991	1,522
Increase (decrease) in foreign exchange translation reserve			229	218
Book My Forex Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired							51.00%
Total purchase price							$ 7,711
Revenue from acquiree				835
Profit or loss from acquiree				(1,243)
Total purchase price of acquisition net							711
Cash and cash equivalents acquired							7,000
Fair value of current assets acquired including trade receivables							$ 185
Simplotel Technologies Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired						69.60%
Cash consideration						$ 3,905
Total purchase price						7,439
Revenue from acquiree				717
Profit or loss from acquiree				117
Revenue				593,720
Profit (loss) for the year				$ (11,007)
Total purchase price of acquisition net						4,280
Cash and cash equivalents acquired						3,159
Fair value of equity interest						3,534
Fair value of current assets acquired including trade receivables						119
Future estimated consideration						$ 4,411
Financial liabilities measured at fair value			4,711
Savaari Car Rentals Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired	66.00%
Total purchase price	$ 6,845				$ 6,845
Revenue from acquiree			5,404
Profit or loss from acquiree			68
Revenue			795,130
Profit (loss) for the year			216,935
Total purchase price of acquisition net					6,476
Cash and cash equivalents acquired					369
Percentage of share requested to acquire	100.00%
Fair value of current assets acquired including trade receivables					101
Financial liabilities measured at fair value			$ 7,727
Derivative liability recognised	$ 5,199
Business acquisition, financial liabilities					$ 7,311